Debt - Outstanding Principal Balances (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Total debt	$ 206,747,960	$ 211,526,507
Deferred finance fees	(3,451,484)	(4,243,494)
Net total debt	203,296,476	207,283,013
Current portion of deferred finance fees	(641,748)	(674,700)
Total current portion of long-term debt	21,280,022	20,216,171
Non-current portion of long-term debt	182,016,454	187,066,842
Loans Payable [Member]
Current portion of long-term debt	22,261,236	21,274,111
Current portion of deferred finance fees	(981,214)	(1,057,940)
Total current portion of long-term debt	21,280,022	20,216,171
Non-current portion of long-term debt	182,016,454	187,066,842
NIBC Bank Facility [Member]
Total debt	4,980,000	6,045,000
Nordea SEB Joint Bank Facility [Member]
Total debt	91,377,469	100,000,000
Nordea SEB Revolving Facility [Member]
Total debt	39,200,000	40,000,000
ABN CACIB Joint Bank Facility [Member]
Total debt	58,570,236	61,462,500
ABN AMRO Revolving Facility
Total debt	$ 12,620,255	$ 4,019,007